THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement amends certain information contained in the Prospectuses referenced above dated May 1, 2015.

Effective July 31, 2015, in the section titled, “Investment Options-Variable Options – Northwestern Mutual Series Fund, Inc.” in the Account A Individual Flexible Payment Variable Annuity and Fee-Based Prospectuses, the Account B Flexible Payment Variable Annuity and Fee Based Prospectuses, and the Account C Group Combination Annuity Prospectus; and, in the section titled “Investment Options - Northwestern Mutual Series Fund, Inc.” in the Account C Network Edition Prospectus, the following table is amended to contain the following information for the Focused Appreciation and International Growth Portfolios:

Portfolio	Investment Objective	Sub-adviser (if applicable)
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
International Growth Portfolio	Long-term growth of capital	Pyramis Global Advisors, LLC

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated June 8, 2015.